Investments - Additional Information About Marketable Equity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost		$ 611.4	$ 642.7
Marketable equity securities, at fair value	$ 708.6	755.7	$ 717.4
Banks, trusts, and insurance companies
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost		431.9
Marketable equity securities, at fair value		550.0
Industrial, miscellaneous, and all other
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost		146.6
Marketable equity securities, at fair value		173.1
Nonredeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost		32.9
Marketable equity securities, at fair value		$ 32.6